LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of long-term investments
Long-term investments	$ 173,752	$ 200,721
Equity method investments
Components of long-term investments
Long-term investments	10,873	148,607
Cost method investments
Components of long-term investments
Long-term investments	82,318	39,014
Auction rate securities
Components of long-term investments
Long-term investments	5,870	13,100
Long-term marketable equity securities
Components of long-term investments
Long-term investments	$ 74,691